UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2008

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            April 28, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      79

 Form 13F Information Table Value Total:      $    1,198,648
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5     COLUMN COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN                 OTHER  VOTING AUTHORITY
                                                   000's      AMOUNT                   MANAGERS
                                                                        SH/PUT/ INVSTM          SOLE  SHAREDNONE
                                                                        PRNCALL DISCRETN
                                                                                                >C>
 3M COMPANY                  COM       88579Y101  12,664      160,000   SH       SOLE          160,000
 ABBOTT LABS                 COM       002824100  17,648      320,000   SH       SOLE          320,000
 AIR PRODUCTS & CHEMICALS    COM       009158106  21,160      230,000   SH       SOLE          230,000
 AMERICAN INT'L GROUP INC    COM       026874107  21,625      500,000   SH       SOLE          500,000
 AQUA AMERICA, INC.          COM       03836W103   9,371      499,000   SH       SOLE          499,000
 AT&T CORP                   COM       00206R102  15,320      400,000   SH       SOLE          400,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  12,717      300,000   SH       SOLE          300,000
 AVON PRODUCTS               COM       054303102  15,911      402,400   SH       SOLE          402,400
 BANK OF AMERICA             COM       060505104  27,674      730,000   SH       SOLE          730,000
 BANK OF NEW YORK MELLON     COM       064058100  16,850      403,775   SH       SOLE          403,775
 BJ WHOLESALE CLUB           COM       05548J106  14,276      400,000   SH       SOLE          400,000
 BRISTOL MYERS SQUIBB        COM       110122108   7,349      345,000   SH       SOLE          345,000
 BROADCOM CORP               COM       111320107   7,708      400,000   SH       SOLE          400,000
 BUNGE LTD.                  COM       G16962105   8,688      100,000   SH       SOLE          100,000
 CINTAS CORP.                COM       172908105   8,562      300,000   SH       SOLE          300,000
 CISCO SYSTEMS               COM       17275R102  20,476      850,000   SH       SOLE          850,000
 COMCAST CORP.               CL A      20030N101  10,154      525,000   SH       SOLE          525,000
 CONOCOPHILLIPS              COM       20825C104  22,482      295,000   SH       SOLE          295,000
 CORNING INC                 COM       219350105  12,020      500,000   SH       SOLE          500,000
 CURTISS-WRIGHT CORP         COM       231561101  14,933      360,000   SH       SOLE          360,000
 CVS/CAREMARK CORPORATION    COM       126650100  10,127      250,000   SH       SOLE          250,000
 DEAN FOODS                  COM       242370104   6,831      340,000   SH       SOLE          340,000
 DEL MONTE FOODS             COM       24522P103  12,389     1,300,000  SH       SOLE         1,300,000
 DELL INC.                   COM       24702R101  11,653      585,000   SH       SOLE          585,000
 DUKE ENERGY CORP.           COM       26441C105  10,916      611,560   SH       SOLE          611,560
 DUPONT EI DE NEMOURS        COM       263534109  16,834      360,000   SH       SOLE          360,000
 EMERSON ELECTRIC            COM       291011104  20,584      400,000   SH       SOLE          400,000
 ENSCO INTERNATIONAL, INC    COM       26874Q100  13,097      209,150   SH       SOLE          209,150
 EXXON MOBIL CORP.           COM       30231G102  18,185      215,000   SH       SOLE          215,000
 FIFTH THIRD BANC            COM       316773100   5,858      280,000   SH       SOLE          280,000
 GANNETT INC.                COM       364730101   3,268      112,500   SH       SOLE          112,500
 GENENTECH, INC              COM       368710406  17,860      220,000   SH       SOLE          220,000
 GENERAL ELECTRIC CO.        COM       369604103  51,370     1,388,000  SH       SOLE         1,388,000
 HARLEY DAVIDSON             COM       412822108   4,875      130,000   SH       SOLE          130,000
 ILLINOIS TOOL WORKS         COM       452308109  12,057     250,000   SH       SOLE          250,000
 INTEL CORP                  COM       458140100  13,555      640,000   SH       SOLE          640,000
 JOHNSON & JOHNSON           COM       478160104  16,542      255,000   SH       SOLE          255,000
 LOWE'S COS INC.             COM       548661107  13,764      600,000   SH       SOLE          600,000
 LUBRIZOL CORP               COM       549271104  12,212      220,000   SH       SOLE          220,000
 MARATHON OIL CO.            COM       565849106  10,944      240,000   SH       SOLE          240,000
 MASCO CORP                  COM       574599106   8,923      450,000   SH       SOLE          450,000
 MDU RESOURCES GROUP, INC    COM       552690109  13,809      562,500   SH       SOLE          562,500
 MEDTRONIC INC.              COM       585055106  14,995      310,000   SH       SOLE          310,000
 MICROSOFT CORP              COM       594918104  33,488     1,180,000  SH       SOLE         1,180,000
 MORGAN STANLEY CO.          COM       617446448   9,140      200,000   SH       SOLE          200,000
 NEWELL RUBBERMAID INC.      COM       651229106   9,148      400,000   SH       SOLE          400,000
 NORTHEAST UTILITIES         COM       664397106   8,589      350,000   SH       SOLE          350,000
 ORACLE CORP                 COM       68389X105  21,516     1,100,000  SH       SOLE         1,100,000
 OSHKOSH CORPORATION         COM       688239201  10,703      295,000   SH       SOLE          295,000
 PEPSI CO. INC.              COM       713448108  25,992      360,000   SH       SOLE          360,000
 PETROLEUM & RESOURCES CO    COM       716549100  79,664     2,186,774  SH       SOLE         2,186,774
 PFIZER INC                  COM       717081103  23,442     1,120,000  SH       SOLE         1,120,000
 PNC FINANCIAL SERVICES G    COM       693475105  13,114      200,000   SH       SOLE          200,000
 PROCTER & GAMBLE COMPANY    COM       742718109  23,824      340,000   SH       SOLE          340,000
 PROSPERITY BANCSHARES IN    COM       743606105   7,165      250,000   SH       SOLE          250,000
 PRUDENTIAL FINANCIAL INC    COM       744320102  13,303      170,000   SH       SOLE          170,000
 ROHM & HAAS CO.             COM       775371107  16,224      300,000   SH       SOLE          300,000
 RYLAND GROUP INC.           COM       783764103  11,298      343,500   SH       SOLE          343,500
 SAFEWAY, INC                COM       786514208  11,446      390,000   SH       SOLE          390,000
 SCHLUMBERGER LTD            COM       806857108  33,060      380,000   SH       SOLE          380,000
 SENOMYX INC.                COM       81724Q107   5,808      984,400   SH       SOLE          984,400
 SPECTRA ENERGY CORP.        COM       847560109   6,956      305,780   SH       SOLE          305,780
 SPIRIT AEROSYSTEMS HOLDI    COM       848574109  11,645      525,000   SH       SOLE          525,000
 STATE STREET CORP.          COM       857477103  20,540      260,000   SH       SOLE          260,000
 TARGET CORP.                COM       87612E106  14,697      290,000   SH       SOLE          290,000
 TATA MOTORS LTD.  ADR       COM       876568502  11,715      750,000   SH       SOLE          750,000
 TEVA PHARMACEUTICAL INDU    COM       881624209  17,090      370,000   SH       SOLE          370,000
 THE COCA-COLA CO.           COM       191216100  12,174      200,000   SH       SOLE          200,000
 TRANSOCEAN INC              COM       G90073100   2,704       20,000   SH       SOLE          20,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  18,546      550,000   SH       SOLE          550,000
 UNITED PARCEL SERVICES,   COM CL B    911312106  11,318      155,000   SH       SOLE          155,000
 UNITED TECHNOLOGIES         COM       913017109  20,646      300,000   SH       SOLE          300,000
 VISA INC.                   COM       92826C839   1,247       20,000   SH       SOLE          20,000
 WACHOVIA CORP.              COM       929903102  15,390      570,000   SH       SOLE          570,000
 WELLS FARGO COMPANY         COM       949746101  19,352      665,000   SH       SOLE          665,000
 WILMINGTON TRUST CORP.      COM       971807102  11,289      363,000   SH       SOLE          363,000
 WINDSTREAM CORP             COM       97381W104   3,707      310,178   SH       SOLE          310,178
 WYETH COMPANY               COM       983024100  13,572      325,000   SH       SOLE          325,000
 ZIMMER HLDGS INC.           COM       98956P102  10,900      140,000   SH       SOLE          140,000
                                                 1,198,648
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